Sales Financing Receivables And Loan Receivables (Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	¥ 28,254
2015	12,902
2016	8,714
2017	5,680
2018	3,074
2019 and thereafter	1,639
Total long-term trade accounts receivable	60,263	58,310
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	58,121
2015	42,027
2016	26,831
2017	13,211
2018	3,135
2019 and thereafter	9
Total	143,334	128,415
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	86,749
2015	78,147
2016	60,049
2017	33,342
2018	3,381
2019 and thereafter	916
Total	¥ 262,584	¥ 204,593